Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Depreciation (Details)	Jun. 05, 2018	Jul. 19, 2016	Jun. 22, 2016	Apr. 20, 2016	Apr. 05, 2016
Customer-related intangible assets [member] | Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives	P10Y
Customer-related intangible assets [member] | Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives					P5Y
Customer-related intangible assets [member] | Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives			P4Y
Customer-related intangible assets [member] | Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives		P4Y
IFRS Trademarks [Member] | Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives	P7Y
IFRS Trademarks [Member] | Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives					P15Y
IFRS Trademarks [Member] | Oasis SA in the Democratic Republic of the Congo [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives				P1Y
IFRS Trademarks [Member] | Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives			P1Y
IFRS Trademarks [Member] | Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives		P1Y
Other intangible assets [member] | Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives	P9Y